CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Research and development, participation by the Office of the Chief Scientist	$ 2,155	$ 2,212	$ 2,209